Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(CHF in millions)	Leasehold improvements	Trade tools	Production equipment	Furniture and fixtures	Other	Total

Cost as of January 1, 2024	61.2	13.6	21.7	19.9	18.1	134.5
Accumulated Depreciation as of January 1, 2024	(11.6)	(7.5)	(12.3)	(3.4)	(6.2)	(41.0)
Net book value as of January 1, 2024	49.6	6.1	9.4	16.5	11.9	93.6

Twelve-month period ended December 31, 2024
Opening net book value	49.6	6.1	9.4	16.5	11.9	93.6
Additions	35.1	0.9	10.7	11.2	7.2	65.1
Disposals	(0.5)	—	—	(0.2)	(0.1)	(0.7)
Depreciation	(14.1)	(2.9)	(8.4)	(4.0)	(3.6)	(33.1)
Exchange difference	1.5	0.2	—	0.6	—	2.3
Net book value as of December 31, 2024	71.7	4.3	11.8	24.1	15.4	127.2

Cost as of December 31, 2024	97.3	14.9	32.4	31.5	25.0	201.2
Accumulated Depreciation as of December 31, 2024	(25.7)	(10.6)	(20.7)	(7.4)	(9.6)	(74.0)
Net book value as of December 31, 2024	71.7	4.3	11.8	24.1	15.4	127.2

Twelve-month period ended December 31, 2025
Opening net book value	71.7	4.3	11.8	24.1	15.4	127.2
Additions	34.2	0.6	24.1	6.8	3.5	69.2
Disposals	(0.3)	(0.4)	(0.1)	(0.4)	(0.1)	(1.2)
Impairment	(0.5)	—	—	(0.2)	—	(0.8)
Depreciation	(18.3)	(1.9)	(10.1)	(4.3)	(3.7)	(38.2)
Exchange difference	(5.0)	(0.3)	—	(1.6)	(0.5)	(7.4)
Net book value as of December 31, 2025	81.7	2.3	25.7	24.5	14.6	148.8

Cost as of December 31, 2025	124.0	11.3	53.3	35.7	27.3	251.6
Accumulated Depreciation as of December 31, 2025	(42.3)	(9.0)	(27.7)	(11.2)	(12.7)	(102.8)
Net book value as of December 31, 2025	81.7	2.3	25.7	24.5	14.6	148.8